Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2024
Goodwill and Other Intangibles [Abstract]
Summary of Goodwill by Segment
Goodwill by Segment
(millions of Canadian dollars) Canadian
Personal and Wealth
Commercial U.S. Management Wholesale
Banking Retail 1 and Insurance Banking Total
Carrying amount of goodwill as at November 1, 2022 $ 902 $ 14,363 $ 2,104 $ 287 $ 17,656
Additions (disposals) – – – 744 744
Foreign currency translation adjustments and other – 257 18 (73) 202
Carrying amount of goodwill as at October 31, 2023
2
$ 902 $ 14,620 $ 2,122 $ 958 $ 18,602
Additions (disposals)
3
– – – 128 128
Foreign currency translation adjustments and other – 43 3 75 121
Carrying amount of goodwill as at October 31, 2024 2 $ 902 $ 14,663 $ 2,125 $ 1,161 $ 18,851
Pre-tax discount rates
2023 9.7 – 9.9% 10.0 – 11.3% 9.6 – 11.0% 13.9%
2024 9.7 – 9.9

10.7 – 11.8

10.9 – 11.0

14.4
1 Goodwill predominantly relates to U.S. Personal and Commercial Banking.
2 Accumulated impairment as at October 31, 2024 and October 31, 2023 was nil .
3
Includes adjustments to the purchase price allocation in connection with the Cowen acquisition.

Summary of Other Intangibles
The following table presents details of other

intangibles as at October 31, 2024 and

October 31, 2023.
Other Intangibles
(millions of Canadian dollars) Credit card Internally
Core deposit related generated Other Other
intangibles intangibles software software intangibles Total
Cost
As at November 1, 2022 $ 2,664 $ 848 $ 2,918 $ 233 $ 1,165 $ 7,828
Additions – – 846 52 395 1,293
Disposals – – (1) (2) – (3)
Fully amortized intangibles – – (582) (37) – (619)
Foreign currency translation adjustments
and other 1 48 2 (78) (10) (4) (42)
As at October 31, 2023 $ 2,712 $ 850 $ 3,103 $ 236 $ 1,556 $ 8,457
Additions – – 961 23 9 993
Disposals – – (5) (6) (6) (17)
Fully amortized intangibles – – (627) (60) – (687)
Foreign currency translation adjustments
and other 8 1 (25) 2 36 22
As at October 31, 2024 $ 2,720 $ 851 $ 3,407 $ 195 $ 1,595 $ 8,768
Amortization and impairment
As at November 1, 2022 $ 2,662 $ 771 $ 1,256 $ 153 $ 683 $ 5,525
Disposals – – – – – –
Impairment losses (reversals) – – – – – –
Amortization charge for the year 2 11 443 36 180 672
Fully amortized intangibles – – (582) (37) – (619)
Foreign currency translation adjustments
and other 1 48 3 10 11 36 108
As at October 31, 2023 $ 2,712 $ 785 $ 1,127 $ 163 $ 899 $ 5,686
Disposals – – – (3) – (3)
Impairment losses (reversals) – – – – – –
Amortization charge for the year – 11 498 32 161 702
Fully amortized intangibles – – (627) (60) – (687)
Foreign currency translation adjustments
and other 8 – (2) 3 17 26
As at October 31, 2024 $ 2,720 $ 796 $ 996 $ 135 $ 1,077 $ 5,724
Net Book Value:
As at October 31, 2023 $ – $ 65 $ 1,976 $ 73 $ 657 $ 2,771
As at October 31, 2024 – 55 2,411 60 518 3,044
1

Includes amounts related to restructuring. Refer to Note 26 for further details.